PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2016
Cost:
Computers and electronic equipment	$32	$28
Clinical and medical equipment	359	119

	391	147
Accumulated depreciation:
Computers and electronic equipment	27	20
Clinical and medical equipment	97	66

	124	86

Depreciated cost	$267	$61

Depreciation expenses for the years ended December 31, 2017 and 2016 were $38 and $25, respectively.